united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/22

Item 1. Reports to Stockholders.

Arrow DWA Tactical: Macro ETF

DWAT

Annual Report

July 31, 2022

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

Dear Shareholder:

We are pleased to present this annual report for the Arrow DWA Tactical: Macro ETF (“DWAT” or the “Fund”) for the one-year period ended July 31, 2022.

DWAT seeks long-term capital appreciation with capital preservation as a secondary objective. The Fund seeks to achieve its investment objective by implementing a proprietary Relative Strength Global Macro model developed by Dorsey Wright & Associates (“DWA”).

The Fund attempts to stay responsive to market conditions through a relative strength-based process that allocates to a portfolio consisting of exchange traded products in order to gain exposure to global markets. DWAT was first traded on the secondary markets on October 1, 2014 and net assets were over $3.4 million through the end of July 2022.

Management’s Discussion of Fund Performance

All performance is based on net asset value (“NAV”) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

Since its inception in October 2014 through July 2022, the Fund had a total return of 6.37% versus the broad domestic stock market’s gain of 12.20% (S&P 500). Over the same period, October 2014 to July 2022, the PCM Global Macro Index returned 0.91%. The domestic stock market showed fairly strong performance since the inception of the Fund, but is not a direct proxy for the portfolio strategy and only serves as a general benchmark. DWAT has a much broader investment universe, as it seeks market leadership throughout global markets and across multiple asset classes. With rising interest rates, the domestic bond market has come under some pressure since the Fund’s inception, with the Bloomberg Barclays Aggregate Bond Index up 1.73% since the Fund’s inception in October 2014. For the one-year period ended July 31, 2022, the Fund had a return of 8.49%, outperforming the PCM Global Macro Index’s -3.47% loss. The S&P 500 Index was down -4.64% and the Bloomberg Barclays Aggregate Bond Index was down -9.12% for the same time period. The Fund’s one-year return outperformed the domestic equity markets primarily due to the strong performances from commodity and other Alternative Rotation positions held during the year. The Fund also held a much lower exposure to the Technology sector than the S&P 500.

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. On record date December 27, 2021, the Fund made a $1.7908 per share long term capital gain distribution as well as a $0.553 per share short term capital gain distribution and a $0.3302 per share ordinary income distribution.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.arrowfunds.com. We are grateful for your continued investment and for your confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

September 2022

AD-092222

Arrow DWA Tactical: Macro ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2022

The Fund’s performance figures* for the periods ended July 31, 2022, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	July 31, 2022
Arrow DWA Tactical: Macro ETF - NAV	8.49%	9.68%	7.12%	6.37%
Arrow DWA Tactical: Macro ETF - Market Price	9.11%	9.66%	6.65%	6.14%
S&P 500 Index	(4.64)%	13.36%	12.83%	12.20%
Bloomberg Barclays Aggregate Bond Index	(9.12)%	(0.21)%	1.28%	1.73%
Morningstar Global Flexible Allocation EW Index	(9.24)%	3.07%	3.22%	3.22%
PCM Global Macro Index	(3.47)%	1.51%	0.86%	0.91%
Wilshire Liquid Alternative Global Macro Index	6.14%	4.57%	3.28%	1.87%

*	Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.ArrowFunds.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 3.89% per the December 1, 2021 and the April 27, 2022 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.69% of net assets per the December 1, 2021 prospectus and the April 27, 2022 prospectus. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on October 1, 2014.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

The Bloomberg Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

Arrow DWA Tactical: Macro ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

The PCM Global Macro Index is an actively managed quantitative index that has an absolute, total-return approach which offers exposure to broad based equities, fixed income, currencies and commodities. Investors cannot invest directly in an index.

The Wilshire Liquid Alternative Global Macro Index measures the performance of the global macro strategy component of the Wilshire Liquid Alternative IndexSM. Global macro strategies predominantly invest in situations driven by the macro-economic environment across the capital structure as well as currencies and commodities. The Wilshire Liquid Alternative Global Macro Index is designed to provide a broad measure of the liquid alternative global macro market. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Holdings by Asset Class as of July 31, 2022 were as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Equity	53.3%
Commodity	37.0%
Future Options Purchased	0.4%
Other Assets In Excess of Liabilities ***	9.3%
100.0%

***	Includes derivative exposure.

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s Holdings.

ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.3%
	COMMODITY - 37.0%
17,351	Invesco DB Energy Fund(a)	$443,665
22,960	Invesco DB Oil Fund(a)	410,754
23,948	Invesco Optimum Yield Diversified Commodity	421,964
		1,276,383
	EQUITY - 53.3%
3,926	Consumer Staples Select Sector SPDR Fund	292,448
5,214	Energy Select Sector SPDR Fund	408,882
13,090	Invesco High Yield Equity Dividend Achievers ETF	277,115
2,196	iShares Select Dividend ETF	268,483
4,100	Utilities Select Sector SPDR Fund	303,195
4,708	WisdomTree US Total Dividend Fund	288,130
		1,838,253

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,830,172)	3,114,636

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
6	S&P500 EMINI Option	GS	09/16/2022	$3,900	$1,170,000	$14,550
	TOTAL PUT OPTIONS PURCHASED (Cost - $34,200)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $34,200)					14,550

	TOTAL INVESTMENTS - 90.7% (Cost $2,864,372)					$3,129,186
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.3%					322,501
	NET ASSETS - 100.0%					$3,451,687

See accompanying notes to financial statements.

ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Appreciation
3	NYBOT FINEX United States Dollar Index Future	09/19/2022	$317,337	$3,947
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	- Non-income producing security.

(b)	- Each contract is equivalent to one futures contract.

(c)	- The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2022

ASSETS
Investment securities:
At cost	$2,864,372
At value	3,129,186
Broker Cash	80,755
Cash	252,623
Variation margin - due from broker	3,947
Due from Advisor	12,207
TOTAL ASSETS	3,478,718

LIABILITIES
Audit fees payable	12,729
Payable to related parties	8,087
Accrued expenses and other liabilities	6,215
TOTAL LIABILITIES	27,031
NET ASSETS	3,451,687

Net Assets Consist Of:
Paid in capital	$3,076,426
Accumulated earnings	375,261
NET ASSETS	$3,451,687

Net Asset Value Per Share:
Net Assets	$3,451,687
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	300,000
Net asset value (Net Assets ÷ Shares Outstanding)	$11.51

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2022

INVESTMENT INCOME
Dividends from unaffiliated companies	$150,434
Dividends from affiliated companies	3,983
Interest	172
TOTAL INVESTMENT INCOME	154,589

EXPENSES
Administrative services fees	49,123
Investment advisory fees	33,280
Legal fees	12,891
Audit fees	12,695
Transfer agent fees	11,237
Custodian fees	10,819
Printing and postage expenses	8,974
Trustees fees and expenses	4,738
Listing expenses	3,483
Professional fees	199
Insurance expense	209
TOTAL EXPENSES	147,648

Less: Fees waived/expenses reimbursed by the Advisor	(95,898)
NET EXPENSES	51,750

NET INVESTMENT INCOME	102,839

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions, unaffiliated companies	214,706
Security transactions, affiliated companies	3,927
Futures Contracts	(317)
Options Written	4,751
223,067
Net change in unrealized appreciation (depreciation) on:
Securities, unaffiliated companies	(40,315)
Securities, affiliated companies	(4,867)
Futures Contracts	3,947
Options Written	7,515
(33,720)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	189,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$292,186

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2022	July 31, 2021
FROM OPERATIONS
Net investment income (loss)	$102,839	$(20,770)
Net realized gain on security transactions, futures contracts and options written	223,067	902,598
Net change in unrealized depreciation on security transactions, futures contracts and options written	(33,720)	(225,724)
Net increase in net assets resulting from operations	292,186	656,104

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(802,200)	—
Net decrease in net assets resulting from distributions to shareholders	(802,200)	—

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	—	(1,129,801)
Net decrease in net assets resulting from shares of beneficial interest	—	(1,129,801)

TOTAL DECREASE IN NET ASSETS	(510,014)	(473,697)

NET ASSETS
Beginning of Year	3,961,701	4,435,398
End of Year	$3,451,687	$3,961,701

SHARE ACTIVITY
Shares Redeemed	—	(100,000)
Net decrease in shares of beneficial interest outstanding	—	(100,000)

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2022	July 31, 2021	July 31, 2020	July 31, 2019	July 31, 2018
Net asset value, beginning of year	$13.21	$11.09	$11.18	$11.95	$11.14
Activity from investment operations:
Net investment income (loss) (1)	0.34	(0.06)	0.06	0.05	0.00 (7)
Net realized and unrealized gain (loss) on investments	0.63	2.18	0.18	(0.48)	1.16
Total from investment operations	0.97	2.12	0.24	(0.43)	1.16
Less distributions from:
Net investment income	(0.33)	—	(0.18)	—	(0.05)
Net realized gains	(2.34)	—	(0.14)	(0.34)	(0.30)
Return of capital	—	—	(0.01)	—	—
Total distributions	(2.67)	—	(0.33)	(0.34)	(0.35)
Net asset value, end of year	$11.51	$13.21	$11.09	$11.18	$11.95
Total return (3)	8.49%	19.12%	2.10%	(3.23)%	10.49%
Net assets, at end of year (000s)	$3,452	$3,962	$4,435	$4,471	$5,975
Ratio of gross expenses to average net assets (4)(6)	3.99%	3.60%	2.38%	2.30%	1.98%
Ratio of net expenses to average net assets (4)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (4)(5)	2.78%	(0.52)%	0.51%	0.45%	0.04%
Portfolio Turnover Rate (2)	122%	137%	161%	174%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(5)	The recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2022

1.	ORGANIZATION

The Arrow DWA Tactical: Macro ETF (the “Fund”), formerly known as Arrow DWA Tactical ETF, is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to achieve long-term capital appreciation with capital preservation as a secondary objective. The Fund commenced operations on September 30, 2014.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying Funds that are open-end funds (other than ETFs) are valued at their respective net asset values (“NAV”) as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any Underlying Funds that are closed-end investment companies purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2022 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,114,636	$—	$—	$3,114,636
Future Options Purchased	14,550	—	—	14,550
Open Long Futures Contracts **	3,947	—	—	3,947
Total	$3,133,133	$—	$—	$3,133,133

The Fund did not hold any Level 3 securities during the year ended July 31, 2022.

*	See Schedule of Investments for classification.

**	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts as of July 31, 2022.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2019 – July 31, 2021 or expected to be taken in the Fund’s July 31, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure

Fair Values of Derivative Instruments in the Fund as of July 31, 2022:

		Asset Derivatives		Liability Derivatives

Derivative Type	Risk Type	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures Contracts	Currency	Variation margin - due from broker	$3,947	Variation margin - due to broker	$—
Put Options Purchased	Equity	Investments Securities: Unaffiliated companies at value	14,550	Investments Securities: Unaffiliated companies at value	—
			$18,497		$—

The amounts of realized and changes in unrealized gains and losses on derivative instruments the year ended July 31, 2022 as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The effect of Derivative Instruments on the Statements of Operations for the year ended July 31, 2022:

Derivative Type	Risk Type	Location	Total
		Net realized gain (loss) from:
Future Contracts	Currency	Futures Contracts	(317)
Options Purchased	Equity	Security transactions, unaffiliated companies	(39,905)
Options Written	Equity	Options Written	4,751
		Total net realized loss	$(35,471)

Derivative Type	Risk Type	Location	Total
		Net change in unrealized appreciation (depreciation) of:
Future Contracts	Currency	Futures Contracts	3,947
Options Purchased	Equity	Securities, unaffiliated companies	(63)
Options Written	Equity	Options Written	7,515
		Total net change in unrealized appreciation	$11,399

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Derivatives Risk – The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

For the year ended July 31, 2022, the Fund was subject to a master netting arrangement for the options. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2022.

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross	Offset in the	Assets Presented
	Amounts of	Statements of	in the Statements
	Recognized	Assets &	of Assets &	Financial	Cash Collateral	Net
	Assets	Liabilities	Liabilities	Instruments	Received/(Pledged)	Amount
Future Contracts - Goldman Sachs	$3,947	$—	$3,947	$—	$—	$3,947
Options Purchased - Goldman Sachs	14,550	—	14,550	—	—	14,550
Total	$18,497	$—	$18,497	$—	$—	$18,497

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $4,403,951 and $5,317,597 respectively.

For the year ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund.

Archer Distributors, LLC, an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2022 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front end or contingent deferred sales load, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation expenses) will not exceed 1.40% of the Fund’s average daily net assets. This amount will herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year basis (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the lesser of the Expense Limitation in place at the time of waiver or recapture. Such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the year ended July 31, 2022, the Advisor waived fees and reimbursed expenses in the amount of $95,898, pursuant to the Waiver Agreement.

The following amounts are subject to recapture by the Advisor by the following dates:

7/31/2023	7/31/2024	7/31/2025
$42,262	$87,709	$95,898

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 100,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*   The maximum Transaction Fee may be up to 2.00% of the amount invested.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following year was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2022	July 31, 2021
Ordinary Income	$240,386	$—
Long-Term Capital Gain	561,814	—
Return of Capital	—	—
	$802,200	$—

There were no Fund distributions for the year ended July 31,2021.

As of July 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$—	$143,545	$—	$—	$—	$231,716	$375,261

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to mark-to-market on 1256 options and futures contracts, and adjustments for partnerships.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$2,897,470	$357,762	$(126,046)	$231,716

9.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at July 31, 2022 are noted in the Fund’s Schedule of Investments. Transactions during the year ended July 31, 2022 with company which is an affiliate is as follows:

		Value -				Dividends		Net Change in Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain	to Income	of Period	(Depreciation)	Period
042765677	Arrow Reverse Cap 500 ETF	$398,115	$383,303	$(780,479)	$3,927	$3,983	$—	$(4,867)	—

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

10.	NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow DWA Tactical: Macro ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Arrow DWA Tactical: Macro ETF, a series of shares of beneficial interest in Arrow Investments Trust (the “Fund”), including the schedule of investments, as of July 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Arrow Investments Trust since 2012. We also served as the auditor of one or more of the Funds in the Funds’ former trust from 2006 through 2012

Philadelphia, Pennsylvania

September 29, 2022

Arrow DWA Tactical: Macro ETF
EXPENSE EXAMPLE (Unaudited)
July 31, 2022

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 through July 31, 2022.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	2/1/2022	7/31/2022	2/1/22 - 7/31/22	2/1/22 - 7/31/22
Actual	$1,000.00	$ 1,042.60	$7.09	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$ 1,017.85	$7.00	1.40%

*	Actual expense information for the Fund is for the period from February 1, 2022 to July 31, 2022. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 181/365 (to reflect the period from February 1, 2022 to July 31, 2022). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

ARROW DWA TACTICAL: MACRO ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended July 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Arrow DWA Tactical: Macro ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2022

Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. The following individuals serve as Trustees and officers of the Arrow Trust:

Independent Trustees:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Robert Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016– present).	8	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012–present).	8	Arrow ETF Trust
Thomas Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Consultants, LLC (2010– present).	8	Arrow ETF Trust; Northern Lights Fund Trust II; Northern Lights Fund Trust IV; Aquila Distributors, LLC

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

Arrow DWA Tactical: Macro ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2022

Interested Trustees and Officers:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Joseph Barrato* Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006–present).	8	Arrow ETF Trust
Chris Lewis Born in 1970	Chief Compliance Officer since 2021; Previously from 2016–2018	Chief Compliance Officer of Fund Complex(2) (2016–2018; 2021–present); Chief Compliance Officer, Arrow Investment Advisors, LLC (2017–2018; 2021–present); Founder, The Law Offices of Christopher H. Lewis (2019–present); General Counsel, Finitive LLC (2018).	N/A	N/A
Timothy Burdick(3) Born in 1986	Secretary since 2020	Assistant Vice President, Ultimus Fund Solutions, LLC (2019 – present); Senior Program Compliance Manager, CJ Affiliate (2016-2019)	N/A	N/A
Sam Singh(3) Born in 1976	Principal Financial Officer and Treasurer since 2013	Vice President, Ultimus Fund Solutions, LLC (2015–present).	N/A	N/A

*	Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

(3)	The business address of this officer is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●    account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DWAT-AR22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 - $10,500

2021 - $10,500

(b)	Audit-Related Fees

2022 – None

2021 – None

(c)	Tax Fees

2022 - $ 2,200

2021 - $ 2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 – None

2021 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2022	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $2.200

2021 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Robert S. Andrialis, Paul Montgomery and Thomas T. Sarkany.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. There were no material changes to the procedures by which Shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/7/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 10/7/22